UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22746
American Funds Inflation Linked Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-A
| CNLAX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 34	0.68% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-C
| CNLCX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 72	1.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-E
| CNLEX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 45	0.90% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-F-1
| CNLFX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-F-2
| FIBLX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-F-3
| FLIBX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-T
| TLIBX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 23	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class A
| BFIAX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund

(the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class C
| BFICX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 71	1.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class F-1
| BFIFX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class F-2
| BFIGX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs for
the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class F-3
| FILBX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No.
MFF3SRX
-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-1
| RILAX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 70	1.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-060-0725 © 2025 Capital Group. All rights
reserved
.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-2
| RILBX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 69	1.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-2E
| RILGX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-3
| RILCX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.93% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-4
| RILDX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-5
| RILEX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-5E
| RILHX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 22	0.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-6
| RILFX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-060-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class T
| TILBX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,399
Total number of portfolio holdings	294
Portfolio turnover rate	6%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-060-0725 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Inflation Linked Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended May 31, 2025
Lit. No. MFGEFP2-060-0725 © 2025 Capital Group. All rights reserved.

Investment portfolio May 31, 2025unaudited

Bonds, notes & other debt instruments 98.14%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 89.92%
U.S. Treasury inflation-protected securities 89.85%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (a)(b)	USD284,976	$284,887
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025 (b)	61,867	61,719
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026 (b)	145,804	145,196
U.S. Treasury Inflation-Protected Security 2.00% 1/15/2026 (a)(b)	167,559	168,273
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (b)	211,162	208,989
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (b)	254,805	252,707
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (b)	337,204	333,336
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027 (b)	396,610	391,260
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2027 (a)(b)	241,340	245,829
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (b)	666,126	651,904
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (b)	108,297	106,781
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (b)	626,435	633,838
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028 (b)	621,489	608,682
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028 (b)	93,110	94,221
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (b)	83,522	86,541
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029 (b)	86,624	85,001
U.S. Treasury Inflation-Protected Security 2.50% 1/15/2029 (b)	2,979	3,094
U.S. Treasury Inflation-Protected Security 2.125% 4/15/2029 (b)	361,844	370,873
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029 (a)(b)	275,279	263,142
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (b)	306,914	309,822
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (b)	612,188	574,769
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030 (a)(b)	840,626	785,172
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031 (a)(b)	1,359,844	1,251,334
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (b)	238,620	217,919
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (b)	288,113	258,998
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032 (b)	363,195	336,002
U.S. Treasury Inflation-Protected Security 1.125% 1/15/2033 (b)	193,234	183,091
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034 (b)	667,866	656,449
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (b)	193,629	192,112
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2040 (b)	66,577	65,104
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (b)	63,520	61,438
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (b)	70,759	54,295
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (b)	189,297	138,966
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044 (b)	89,322	74,234
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2045 (b)	152,093	109,972
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046 (b)	130,700	98,028
U.S. Treasury Inflation-Protected Security 0.875% 2/15/2047 (b)	211,821	151,722
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2048 (a)(b)	337,806	245,487
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	59,219	42,414
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (b)	280,063	159,806
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (a)(b)	490,077	262,044
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (a)(b)	374,056	301,094
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (a)(b)	520,913	469,171
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	45,603	43,359
		12,039,075

U.S. Treasury 0.07%
U.S. Treasury 4.125% 7/31/2028	1,732	1,745
U.S. Treasury 2.00% 8/15/2051	1	— (c)
U.S. Treasury 3.625% 5/15/2053	3,278	2,617
U.S. Treasury 4.25% 8/15/2054	5,000	4,468
		8,830
Total U.S. Treasury bonds & notes		12,047,905
Corporate bonds, notes & loans 4.59%
Financials 0.95%
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (d)	7,549	6,479
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (d)	21,170	21,739
Kookmin Bank 5.375% 5/8/2027 (e)	16,990	17,287
Korea Exchange Bank 5.375% 4/23/2027 (e)	7,590	7,720

1	American Funds Inflation Linked Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
M&T Bank Corp. 5.385% 1/16/2036 (USD-SOFR + 1.61% on 1/16/2035) (d)	USD25,000	$24,355
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (d)	7,700	7,652
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (d)	37,371	37,936
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (d)	4,710	4,780
		127,948

Health care 0.87%
AbbVie, Inc. 5.40% 3/15/2054	10,000	9,472
Amgen, Inc. 4.875% 3/1/2053	10,600	9,026
Amgen, Inc. 5.65% 3/2/2053	43,200	41,151
Bristol-Myers Squibb Co. 5.55% 2/22/2054	28,000	26,608
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	30,054	27,566
Viatris, Inc. 4.00% 6/22/2050	3,442	2,204
		116,027

Communication services 0.82%
Charter Communications Operating, LLC 4.80% 3/1/2050	2,886	2,233
Charter Communications Operating, LLC 3.90% 6/1/2052	3,878	2,562
Charter Communications Operating, LLC 5.25% 4/1/2053	232	191
Comcast Corp. 5.65% 6/1/2054	35,000	33,296
SBA Tower Trust 1.631% 11/15/2026 (e)	22,469	21,366
Verizon Communications, Inc. 5.25% 4/2/2035	50,000	49,833
		109,481

Industrials 0.63%
Boeing Co. (The) 3.625% 2/1/2031	3,403	3,174
Boeing Co. (The) 6.388% 5/1/2031	1,246	1,330
Boeing Co. (The) 6.528% 5/1/2034	6,611	7,059
Boeing Co. (The) 5.805% 5/1/2050	26,073	24,432
Boeing Co. (The) 6.858% 5/1/2054	19,784	21,116
Boeing Co. (The) 5.93% 5/1/2060	5,028	4,659
Boeing Co. (The) 7.008% 5/1/2064	11,615	12,419
LG Energy Solution, Ltd. 5.50% 7/2/2034 (e)	11,000	10,609
		84,798

Consumer discretionary 0.57%
Ford Motor Credit Co., LLC 6.054% 11/5/2031	28,099	27,389
Ford Motor Credit Co., LLC 6.50% 2/7/2035	35,000	34,150
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (e)	14,490	14,672
		76,211

Utilities 0.50%
China Huaneng Group Co., Ltd., 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (d)	10,424	10,543
Edison International 6.25% 3/15/2030	4,600	4,662
Southern California Edison Co. 3.60% 2/1/2045	3,550	2,381
Southern California Edison Co. 3.65% 2/1/2050	6,500	4,216
Southern California Edison Co. 3.45% 2/1/2052	200	123
Southern California Edison Co. 5.90% 3/1/2055	24,750	22,252
Southern California Edison Co. 6.20% 9/15/2055	25,000	23,347
		67,524

Energy 0.25%
Petroleos Mexicanos 7.47% 11/12/2026	MXN30	1
Qatar Energy 2.25% 7/12/2031 (e)	USD17,300	15,086
Qatar Energy 3.125% 7/12/2041 (e)	13,495	9,800
Qatar Energy 3.30% 7/12/2051 (e)	12,200	8,020
		32,907
Total corporate bonds, notes & loans		614,896

American Funds Inflation Linked Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 1.23%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (e)(f)	USD1,881	$1,898
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (e)(f)	19,373	19,498
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(f)	4,673	4,639
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(f)	743	683
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030 (e)(f)	55	55
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (f)	4,440	4,461
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (f)	7,826	7,935
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (e)(f)	5,835	5,743
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (f)	7,790	7,834
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(f)	14,700	13,944
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (e)(f)	2,016	1,927
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (e)(f)	12,296	11,680
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (e)(f)	9,442	9,435
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025 (e)(f)(g)	17,780	17,780
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(f)	8,811	8,431
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(f)	5,925	5,643
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(f)	826	783
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (e)(f)	4,099	3,673
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(f)	5,106	4,760
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (e)(f)(h)	1,014	1,015
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.458% 10/15/2030 (e)(f)(h)	908	908
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (e)(f)	1,332	1,332
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (e)(f)	7,295	7,025
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (f)	5,677	5,742
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (e)(f)	5,312	4,982
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (e)(f)	4,074	3,826
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (e)(f)	2,087	1,927
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (e)(f)	3,744	3,518
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (e)(f)	2,509	2,511
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (e)(f)	1,204	1,203
		164,791
Mortgage-backed obligations 1.00%
Collateralized mortgage-backed obligations (privately originated) 0.62%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (d)(e)(f)	2,327	2,233
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(e)(f)	13,479	12,720
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.431% 5/25/2045 (e)(f)(h)	1,918	1,921
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (e)(f)(h)	28,511	28,358
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(e)(f)	5,538	5,588
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (e)(f)	22,462	20,973
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(f)	12,997	11,755
		83,548

Commercial mortgage-backed securities 0.38%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 6.043% 6/15/2030 (e)(f)(h)	7,100	7,142
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058 (f)(h)	9,806	10,111
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058 (f)	5,241	5,423
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (f)	4,599	4,775
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (e)(f)(h)	16,143	16,333
Multi Family Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.714% 5/25/2055 (e)(f)(h)	3,606	3,611
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.72% 5/15/2039 (e)(f)(h)	3,539	3,519
		50,914
Total mortgage-backed obligations		134,462
Bonds & notes of governments & government agencies outside the U.S. 0.98%
Colombia (Republic of) 5.00% 6/15/2045	600	398
European Union 3.75% 10/12/2045	EUR22,120	25,424
Hungary (Republic of) 2.125% 9/22/2031 (e)	USD13,860	11,396

3	American Funds Inflation Linked Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Hungary (Republic of) 3.125% 9/21/2051 (e)	USD17,300	$10,129
Japan, Series 24, 0.10% 3/10/2029 (b)	JPY116,516	841
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (e)	USD5,490	5,211
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (e)	5,775	4,777
Spain (Kingdom of) 1.25% 10/31/2030	EUR20,861	22,217
United Kingdom 0.125% 8/10/2041 (b)	GBP11,355	11,359
United Mexican States, Series M, 5.75% 3/5/2026	MXN344,100	17,414
United Mexican States, Series M, 7.50% 6/3/2027	93,900	4,784
United Mexican States, Series M, 8.00% 11/7/2047	418,544	17,721
		131,671
Municipals 0.42%
California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	USD7,840	7,431

Florida 0.10%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	15,236	13,484

Ohio 0.16%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,650	20,822

Wisconsin 0.10%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	14,460	13,935
Total municipals		55,672
Total bonds, notes & other debt instruments (cost: $14,435,012,000)		13,149,397
Short-term securities 1.53%	Shares
Money market investments 1.53%
Capital Group Central Cash Fund 4.29% (i)(j)	2,049,717	204,972
Total short-term securities (cost: $204,961,000)		204,972
Options purchased (equity style) 0.03%
Options purchased (equity style)*		4,589
Total options purchased (equity style) (cost: $8,596,000)		4,589
Total investment securities 99.70% (cost: $14,648,569,000)		13,358,958
Other assets less liabilities 0.30%		40,060
Net assets 100.00%		$13,399,018
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2025 (000)
Call
3 Month SOFR Futures Option	588	6/13/2025	USD98.00	USD147,000	$4
3 Month SOFR Futures Option	9,280	9/12/2025	97.00	2,320,000	522
3 Month SOFR Futures Option	12,294	9/12/2025	98.00	3,073,500	230
					$756

American Funds Inflation Linked Bond Fund	4

*Options purchased (equity style) (continued)

Options on futures (continued)
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2025 (000)
Put
20 Year U.S. Treasury Bond Futures Option	1,511	6/6/2025	USD112.50	USD151,100	$944
3 Month SOFR Futures Option	38,512	12/12/2025	95.69	9,628,000	2,889
					$3,833
					$4,589
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2025 (000)
3 Month SOFR Futures	Long	3,101	6/18/2025	USD741,565	$(5,622)
3 Month SOFR Futures	Long	28,650	9/17/2025	6,853,617	(7,441)
3 Month SOFR Futures	Long	4,601	3/18/2026	1,106,483	665
3 Month SOFR Futures	Long	825	6/17/2026	198,877	340
3 Month SOFR Futures	Short	3,920	9/16/2026	(946,680)	(766)
2 Year U.S. Treasury Note Futures	Long	11,589	10/3/2025	2,403,993	2,761
5 Year Euro-Bobl Futures	Short	1,031	6/10/2025	(139,471)	(66)
5 Year U.S. Treasury Note Futures	Long	1,892	10/3/2025	204,691	771
10 Year Euro-Bund Futures	Long	347	6/10/2025	51,697	709
10 Year Italy Government Bond Futures	Short	2,220	6/10/2025	(305,383)	(3,841)
10 Year Japanese Government Bond Futures	Short	49	6/20/2025	(47,364)	1,213
10 Year U.S. Treasury Note Futures	Long	10,027	9/30/2025	1,110,490	6,650
10 Year Ultra U.S. Treasury Note Futures	Short	3,401	9/30/2025	(382,772)	(2,497)
20 Year U.S. Treasury Bond Futures	Long	3,117	9/30/2025	351,539	4,375
30 Year Euro-Buxl Futures	Short	407	6/10/2025	(56,185)	741
30 Year Ultra U.S. Treasury Bond Futures	Short	1,815	9/30/2025	(210,653)	(2,555)
					$(4,563)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 5/31/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	46,432	USD	52,854	Citibank	6/12/2025	$(90)
USD	7,800	JPY	1,125,372	Morgan Stanley	6/13/2025	(33)
USD	10,822	GBP	8,151	JPMorgan Chase	6/13/2025	(162)
USD	56,026	MXN	1,087,826	Morgan Stanley	6/26/2025	134
USD	74,796	EUR	66,007	BNP Paribas	7/1/2025	(307)
						$(458)

5	American Funds Inflation Linked Bond Fund

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD148,300	$429	$—	$429
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,300	429	—	429
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,539	578	—	578
SOFR	Annual	3.916%	Annual	7/11/2025	259,600	164	—	164
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR311,900	(4,550)	—	(4,550)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	311,900	(4,562)	—	(4,562)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD26,456	(11)	—	(11)
4.2035%	Annual	SOFR	Annual	1/10/2026	100,572	(43)	—	(43)
4.184%	Annual	SOFR	Annual	1/10/2026	100,572	(55)	—	(55)
4.27%	Annual	SOFR	Annual	2/16/2026	244,879	100	—	100
4.265%	Annual	SOFR	Annual	2/16/2026	121,528	45	—	45
4.3035%	Annual	SOFR	Annual	2/17/2026	72,950	47	—	47
4.3005%	Annual	SOFR	Annual	2/17/2026	50,589	31	—	31
4.2675%	Annual	SOFR	Annual	2/17/2026	70,420	28	—	28
4.288%	Annual	SOFR	Annual	2/17/2026	51,392	27	—	27
4.2515%	Annual	SOFR	Annual	2/17/2026	72,242	20	—	20
4.568%	Annual	SOFR	Annual	3/1/2026	700,600	1,943	—	1,943
4.56%	Annual	SOFR	Annual	3/1/2026	713,000	1,936	—	1,936
U.S. Urban CPI	At maturity	2.98975%	At maturity	3/6/2026	1,391,906	2,977	—	2,977
U.S. Urban CPI	At maturity	2.9425%	At maturity	3/7/2026	1,855,874	4,687	—	4,687
U.S. Urban CPI	At maturity	2.965%	At maturity	3/7/2026	463,969	1,070	—	1,070
U.S. Urban CPI	At maturity	2.90%	At maturity	3/10/2026	463,969	1,264	—	1,264
U.S. Urban CPI	At maturity	2.92562%	At maturity	3/11/2026	871,331	2,097	—	2,097
U.S. Urban CPI	At maturity	2.9875%	At maturity	3/14/2026	229,298	366	—	366
U.S. Urban CPI	At maturity	2.9875%	At maturity	3/17/2026	917,190	1,270	—	1,270
U.S. Urban CPI	At maturity	2.93%	At maturity	3/21/2026	732,835	1,216	—	1,216
4.28066%	Annual	SOFR	Annual	3/31/2026	594,500	673	—	673
4.9005%	Annual	SOFR	Annual	4/17/2026	374,000	2,521	—	2,521
4.659%	Annual	SOFR	Annual	5/17/2026	1,024,100	5,742	—	5,742
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY3,447,100	212	(8)	220
3.53%	Annual	SOFR	Annual	1/23/2027	USD269,300	(1,123)	—	(1,123)
3.5405%	Annual	SOFR	Annual	1/23/2027	315,500	(1,263)	—	(1,263)
3.535%	Annual	SOFR	Annual	1/23/2027	483,000	(1,976)	—	(1,976)
SOFR	Annual	4.186%	Annual	2/18/2027	978,000	(6,696)	—	(6,696)
3.7645%	Annual	SOFR	Annual	2/20/2027	620,900	(36)	—	(36)
3.761%	Annual	SOFR	Annual	2/20/2027	310,800	(36)	—	(36)
SOFR	Annual	3.232%	Annual	3/30/2027	110,600	982	—	982
U.S. Urban CPI	At maturity	2.87%	At maturity	7/27/2027	1,000	13	—	13
2.5895%	Annual	SOFR	Annual	7/27/2027	1,000	(22)	—	(22)
U.S. EFFR	Annual	2.045%	Annual	11/2/2027	33,700	1,211	—	1,211
3.45%	Annual	SOFR	Annual	2/1/2028	192,300	(816)	—	(816)
3.47%	Annual	SOFR	Annual	2/2/2028	50,700	(190)	—	(190)
3.616%	Annual	SOFR	Annual	2/20/2028	264,500	1,117	—	1,117
3.6475%	Annual	SOFR	Annual	2/27/2028	1,288,700	6,278	—	6,278
TONAR	Annual	0.71306%	Annual	4/9/2028	JPY25,892,925	412	—	412
TONAR	Annual	0.715%	Annual	4/9/2028	25,892,925	408	—	408
TONAR	Annual	0.73%	Annual	4/19/2028	10,727,069	159	—	159
TONAR	Annual	0.73%	Annual	4/21/2028	7,952,827	118	—	118
3.16%	Annual	SOFR	Annual	6/20/2028	USD78,500	(981)	—	(981)
SOFR	Annual	3.529%	Annual	1/29/2030	176,500	610	—	610
SOFR	Annual	3.528%	Annual	1/29/2030	144,300	505	—	505
SOFR	Annual	3.5485%	Annual	1/29/2030	191,700	503	—	503
Overnight MXN-F-TIIE	28-day	8.82%	28-day	3/22/2030	MXN727,650	(1,663)	—	(1,663)
3.18%	Annual	SOFR	Annual	4/17/2030	USD66,800	(1,295)	—	(1,295)
3.275%	Annual	SOFR	Annual	4/18/2030	66,800	(1,013)	—	(1,013)
3.353%	Annual	SOFR	Annual	4/19/2030	66,800	(781)	—	(781)
3.342%	Annual	SOFR	Annual	4/19/2030	66,800	(814)	—	(814)
3.344%	Annual	SOFR	Annual	4/20/2030	66,800	(811)	—	(811)
3.128%	Annual	SOFR	Annual	4/28/2030	66,700	(1,459)	—	(1,459)

American Funds Inflation Linked Bond Fund	6

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.285%	Annual	SOFR	Annual	5/1/2030	USD66,700	$(991)	$—	$(991)
3.259%	Annual	SOFR	Annual	5/1/2030	66,800	(1,071)	—	(1,071)
3.186%	Annual	SOFR	Annual	5/9/2030	66,800	(1,296)	—	(1,296)
3.215%	Annual	SOFR	Annual	5/10/2030	66,700	(1,208)	—	(1,208)
3.95%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	NOK251,400	(35)	—	(35)
3.945%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	502,800	(82)	—	(82)
6-month EURIBOR	Semi-annual	2.2862%	Annual	5/14/2030	EUR20,320	(103)	—	(103)
6-month EURIBOR	Semi-annual	2.2892%	Annual	5/14/2030	20,320	(107)	—	(107)
6-month EURIBOR	Semi-annual	2.2967%	Annual	5/14/2030	20,320	(115)	—	(115)
4.0315%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	NOK502,700	102	—	102
4.045%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	251,400	66	—	66
6-month EURIBOR	Semi-annual	2.3102%	Annual	5/16/2030	EUR20,560	(127)	—	(127)
6-month EURIBOR	Semi-annual	2.3207%	Annual	5/16/2030	20,560	(138)	—	(138)
6-month EURIBOR	Semi-annual	2.3262%	Annual	5/16/2030	20,560	(144)	—	(144)
4.0485%	Annual	6-month NOK-NIBOR	Semi-annual	5/19/2030	NOK502,700	137	—	137
6-month EURIBOR	Semi-annual	2.3267%	Annual	5/19/2030	EUR20,490	(143)	—	(143)
6-month EURIBOR	Semi-annual	2.3327%	Annual	5/19/2030	20,490	(150)	—	(150)
3.29%	Annual	SOFR	Annual	5/19/2030	USD80,000	(1,187)	—	(1,187)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	118,200	17,121	—	17,121
SOFR	Annual	3.055%	Annual	4/6/2031	54,100	1,715	—	1,715
SOFR	Annual	3.4815%	Annual	2/17/2033	284,000	5,274	—	5,274
SOFR	Annual	3.501%	Annual	2/17/2033	284,000	4,904	—	4,904
SOFR	Annual	3.10%	Annual	6/20/2033	42,300	1,979	—	1,979
SOFR	Annual	4.061%	Annual	8/24/2033	140,000	(2,738)	—	(2,738)
SOFR	Annual	3.9519%	Annual	8/25/2033	140,000	(1,657)	—	(1,657)
SOFR	Annual	3.175%	Annual	2/1/2038	106,900	7,403	—	7,403
SOFR	Annual	2.99%	Annual	2/2/2038	32,000	2,659	—	2,659
3.616%	Annual	SOFR	Annual	8/5/2044	105,700	(6,953)	—	(6,953)
3.561%	Annual	SOFR	Annual	8/9/2044	90,500	(6,622)	—	(6,622)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	30,300	16,218	—	16,218
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	13,870	7,452	—	7,452
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	12,500	6,695	—	6,695
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR22,000	11,725	—	11,725
2.92%	Annual	SOFR	Annual	10/19/2050	USD20,500	(3,797)	—	(3,797)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR51,650	28,651	—	28,651
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	51,920	28,328	—	28,328
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	56,080	30,636	—	30,636
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(11,610)	—	(11,610)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(11,790)	—	(11,790)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	32,325	(14,022)	—	(14,022)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD35,399	6,190	—	6,190
SOFR	Annual	3.02%	Annual	1/12/2053	35,400	6,156	—	6,156
SOFR	Annual	2.974%	Annual	4/17/2053	21,000	3,820	—	3,820
SOFR	Annual	3.044%	Annual	4/18/2053	21,100	3,592	—	3,592
SOFR	Annual	3.0875%	Annual	4/19/2053	21,100	3,439	—	3,439
SOFR	Annual	3.1035%	Annual	4/19/2053	21,200	3,399	—	3,399
SOFR	Annual	3.0895%	Annual	4/20/2053	21,100	3,432	—	3,432
SOFR	Annual	2.9405%	Annual	4/28/2053	21,200	3,975	—	3,975
SOFR	Annual	3.0535%	Annual	5/1/2053	42,300	7,135	—	7,135
SOFR	Annual	3.085%	Annual	5/9/2053	21,300	3,481	—	3,481
SOFR	Annual	3.1135%	Annual	5/10/2053	21,300	3,380	—	3,380
SOFR	Annual	3.1605%	Annual	5/19/2053	25,500	3,847	—	3,847
SOFR	Annual	3.6765%	Annual	2/20/2054	100,908	6,495	—	6,495
SOFR	Annual	3.6815%	Annual	2/20/2054	53,900	3,424	—	3,424
SOFR	Annual	3.7205%	Annual	2/21/2054	73,792	4,199	—	4,199
SOFR	Annual	3.47875%	Annual	8/5/2054	80,500	7,866	—	7,866
SOFR	Annual	3.415%	Annual	8/9/2054	68,900	7,483	—	7,483
						$198,284	$(8)	$198,292

7	American Funds Inflation Linked Bond Fund

Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 5/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD2,762,057	$(55,329)	$(49,443)	$(5,886)
Investments in affiliates(j)

	Value at 12/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.53%
Money market investments 1.53%
Capital Group Central Cash Fund 4.29% (i)	$312,633	$1,121,999	$1,229,558	$(128)	$26	$204,972	$7,221

(a)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $237,298,000, which represented 1.77% of the net assets of the fund.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Amount less than one thousand.
(d)	Step bond; coupon rate may change at a later date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $389,045,000, which represented
2.90% of the net assets of the fund.

(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)	Value determined using significant unobservable inputs.
(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	Rate represents the seven-day yield at 5/31/2025.
(j)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate

GBP = British pounds
JPY = Japanese yen
MXN = Mexican pesos
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	8

Financial statements
Statement of assets and liabilities at May 31, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $14,443,608)	$13,153,986
Affiliated issuers (cost: $204,961)	204,972	$13,358,958
Cash		5,799
Cash collateral pledged for forward currency contracts		280
Cash collateral pledged for swap contracts		821
Cash denominated in currencies other than U.S. dollars (cost: $1)		1
Unrealized appreciation on open forward currency contracts		134
Receivables for:
Sales of fund’s shares	3,400
Dividends and interest	41,880
Variation margin on futures contracts	3,235
Variation margin on centrally cleared swap contracts	9,481
Other	59	58,055
		13,424,048
Liabilities:
Unrealized depreciation on open forward currency contracts		592
Payables for:
Purchases of investments	8,057
Repurchases of fund’s shares	3,276
Investment advisory services	2,858
Services provided by related parties	580
Trustees’ deferred compensation	148
Variation margin on futures contracts	2,155
Variation margin on centrally cleared swap contracts	7,351
Other	13	24,438
Net assets at May 31, 2025		$13,399,018
Net assets consist of:
Capital paid in on shares of beneficial interest		$14,639,818
Total distributable earnings (accumulated loss)		(1,240,800)
Net assets at May 31, 2025		$13,399,018
Refer to the notes to financial statements.

9	American Funds Inflation Linked Bond Fund

Financial statements (continued)
Statement of assets and liabilities at May 31, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,410,094 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$889,682	94,107	$9.45
Class C	21,299	2,272	9.38
Class T	10	1	9.45
Class F-1	29,864	3,151	9.48
Class F-2	300,705	31,642	9.50
Class F-3	272,118	28,726	9.47
Class 529-A	40,398	4,274	9.45
Class 529-C	1,066	113	9.46
Class 529-E	1,668	177	9.40
Class 529-T	12	1	9.45
Class 529-F-1	13	1	9.48
Class 529-F-2	8,588	910	9.44
Class 529-F-3	10	1	9.43
Class R-1	4,111	441	9.31
Class R-2	10,593	1,146	9.25
Class R-2E	2,133	226	9.43
Class R-3	26,145	2,795	9.35
Class R-4	33,843	3,585	9.44
Class R-5E	25,450	2,693	9.45
Class R-5	6,077	640	9.50
Class R-6	11,725,233	1,233,192	9.51

Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	10

Financial statements (continued)
Statement of operations for the six months ended May 31, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$252,458
Dividends from affiliated issuers	7,221	$259,679
Fees and expenses*:
Investment advisory services	16,989
Distribution services	1,451
Transfer agent services	851
Administrative services	2,022
529 plan services	14
Reports to shareholders	7
Registration statement and prospectus	259
Trustees’ compensation	29
Auditing and legal	19
Custodian	68
Other	25	21,734
Net investment income		237,945
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(25,412)
Affiliated issuers	(128)
Options written	5,267
Futures contracts	65,439
Forward currency contracts	(8,846)
Swap contracts	5,017
Currency transactions	289	41,626
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(51,335)
Affiliated issuers	26
Options written	(1,193)
Futures contracts	15,521
Forward currency contracts	(76)
Swap contracts	82,628
Currency translations	101	45,672
Net realized gain (loss) and unrealized appreciation (depreciation)		87,298
Net increase (decrease) in net assets resulting from operations		$325,243
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

11	American Funds Inflation Linked Bond Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended May 31,	Year ended November 30,
	2025*	2024

Operations:
Net investment income	$237,945	$396,692
Net realized gain (loss)	41,626	(294,082)
Net unrealized appreciation (depreciation)	45,672	680,039
Net increase (decrease) in net assets resulting from operations	325,243	782,649
Distributions paid to shareholders	(296,255)	(159,201)
Net capital share transactions	(178,664)	(248,912)
Total increase (decrease) in net assets	(149,676)	374,536
Net assets:
Beginning of period	13,548,694	13,174,158
End of period	$13,399,018	$13,548,694
*
Unaudited.
Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	12

Notes to financial statementsunaudited
1. Organization

American Funds Inflation Linked Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide inflation protection and income consistent with investment in inflation linked securities.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class C, T, 529-C and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

13	American Funds Inflation Linked Bond Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are

American Funds Inflation Linked Bond Fund	14

valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,047,905	$—	$12,047,905
Corporate bonds, notes & loans	—	614,896	—	614,896
Asset-backed obligations	—	147,011	17,780	164,791
Mortgage-backed obligations	—	134,462	—	134,462
Bonds & notes of governments & government agencies outside the U.S.	—	131,671	—	131,671
Municipals	—	55,672	—	55,672
Short-term securities	204,972	—	—	204,972
Options purchased on futures (equity style)	4,589	—	—	4,589
Total	$209,561	$13,131,617	$17,780	$13,358,958

15	American Funds Inflation Linked Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$18,225	$—	$—	$18,225
Unrealized appreciation on open forward currency contracts	—	134	—	134
Unrealized appreciation on centrally cleared interest rate swaps	—	294,574	—	294,574
Liabilities:
Unrealized depreciation on futures contracts	(22,788)	—	—	(22,788)
Unrealized depreciation on open forward currency contracts	—	(592)	—	(592)
Unrealized depreciation on centrally cleared interest rate swaps	—	(96,282)	—	(96,282)
Unrealized depreciation on centrally cleared credit default swaps	—	(5,886)	—	(5,886)
Total	$(4,563)	$191,948	$—	$187,385
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Inflation Linked Bond Fund	16

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

17	American Funds Inflation Linked Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

American Funds Inflation Linked Bond Fund	18

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $6,203,075,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $19,050,655,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $316,419,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

19	American Funds Inflation Linked Bond Fund

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $24,758,981,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $3,828,163,000.

American Funds Inflation Linked Bond Fund	20

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, May 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$4,589	Investment securities	$—
Futures	Interest	Unrealized appreciation*	18,225	Unrealized depreciation*	22,788
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	134	Unrealized depreciation on open forward currency contracts	592
Swap (centrally cleared)	Interest	Unrealized appreciation*	294,574	Unrealized depreciation*	96,282
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	5,886
			$317,522		$125,548

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(6,182)	Net unrealized appreciation (depreciation) on investments	$(1,557)
Options written (equity style)	Interest	Net realized gain (loss) on options written	5,267	Net unrealized appreciation (depreciation) on options written	(1,193)
Futures	Interest	Net realized gain (loss) on futures contracts	65,439	Net unrealized appreciation (depreciation) on futures contracts	15,521
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(8,846)	Net unrealized appreciation (depreciation) on forward currency contracts	(76)
Swap	Interest	Net realized gain (loss) on swap contracts	4,097	Net unrealized appreciation (depreciation) on swap contracts	83,334
Swap	Credit	Net realized gain (loss) on swap contracts	920	Net unrealized appreciation (depreciation) on swap contracts	(706)
			$60,695		$95,323
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

21	American Funds Inflation Linked Bond Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of May 31, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Morgan Stanley	$134	$ (33)	$ —	$ —	$101
Total	$134	$ (33)	$ —	$ —	$101
Liabilities:
BNP Paribas	$307	$ —	$ —	$ —	$307
Citibank	90	—	(90)	—	—
JPMorgan Chase	162	—	(77)	—	85
Morgan Stanley	33	(33)	—	—	—
Total	$592	$ (33)	$ (167)	$ —	$392
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended May 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

American Funds Inflation Linked Bond Fund	22

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$271,178
Capital loss carryforward*	(412,732)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of May 31, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$350,523
Gross unrealized depreciation on investments	(1,463,321)
Net unrealized appreciation (depreciation) on investments	(1,112,798)
Cost of investments	14,708,593
Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended May 31,	Year ended November 30,
Share class	2025	2024
Class A	$16,556	$10,471
Class C	219	—
Class T	— †	— †
Class F-1	573	403
Class F-2	6,525	7,882
Class F-3	6,502	6,043
Class 529-A	723	407
Class 529-C	9	—
Class 529-E	28	12
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	179	106
Class 529-F-3	— †	— †
Class R-1	47	2
Class R-2	187	62
Class R-2E	29	9
Class R-3	376	125
Class R-4	604	406
Class R-5E	508	268
Class R-5	132	96
Class R-6	263,058	132,909
Total	$296,255	$159,201
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.252% on the first $15 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15 billion. For the six months ended May 31, 2025, the investment advisory services fees were $16,989,000, which were equivalent to an annualized rate of 0.252% of average daily net assets.

23	American Funds Inflation Linked Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2025, the 529 plan services fees were $14,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

American Funds Inflation Linked Bond Fund	24

For the six months ended May 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$1,060	$524	$134	Not applicable
Class C	115	14	3	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	38	21	5	Not applicable
Class F-2	Not applicable	171	45	Not applicable
Class F-3	Not applicable	— *	42	Not applicable
Class 529-A	45	21	6	$11
Class 529-C	5	1	— *	— *
Class 529-E	4	1	— *	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	2	1	2
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	20	2	1	Not applicable
Class R-2	49	22	2	Not applicable
Class R-2E	10	3	— *	Not applicable
Class R-3	65	19	4	Not applicable
Class R-4	40	17	5	Not applicable
Class R-5E	Not applicable	18	4	Not applicable
Class R-5	Not applicable	2	1	Not applicable
Class R-6	Not applicable	13	1,769	Not applicable

Total class-specific expenses	$1,451	$851	$2,022	$14
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $29,000 in the fund’s statement of operations reflects $27,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2025.

25	American Funds Inflation Linked Bond Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2025
Class A	$79,059	8,427	$16,418	1,802	$(158,402)	(17,027)	$(62,925)	(6,798)
Class C	1,203	129	218	24	(7,600)	(825)	(6,179)	(672)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,496	159	569	63	(6,011)	(645)	(3,946)	(423)
Class F-2	46,639	4,970	6,121	669	(75,966)	(8,123)	(23,206)	(2,484)
Class F-3	24,827	2,653	6,211	682	(53,696)	(5,751)	(22,658)	(2,416)
Class 529-A	5,198	558	723	79	(5,935)	(639)	(14)	(2)
Class 529-C	200	21	9	1	(292)	(31)	(83)	(9)
Class 529-E	167	18	27	3	(387)	(42)	(193)	(21)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,497	161	179	19	(1,399)	(149)	277	31
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	713	78	47	5	(568)	(62)	192	21
Class R-2	3,012	332	187	21	(8,357)	(920)	(5,158)	(567)
Class R-2E	3,016	326	29	3	(3,114)	(328)	(69)	1
Class R-3	10,860	1,175	375	42	(8,298)	(893)	2,937	324
Class R-4	6,702	716	604	67	(6,305)	(680)	1,001	103
Class R-5E	4,699	500	508	56	(4,075)	(436)	1,132	120
Class R-5	1,925	205	132	14	(2,088)	(221)	(31)	(2)
Class R-6	572,992	61,710	263,057	28,749	(895,790)	(95,154)	(59,741)	(4,695)
Total net increase (decrease)	$764,205	82,138	$295,414	32,299	$(1,238,283)	(131,926)	$(178,664)	(17,489)
Refer to the end of the table(s) for footnote(s).

American Funds Inflation Linked Bond Fund	26

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2024
Class A	$50,656	5,514	$10,402	1,142	$(534,972)	(58,400)	$(473,914)	(51,744)
Class C	1,309	144	—	—	(23,120)	(2,554)	(21,811)	(2,410)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,277	139	400	44	(27,079)	(2,953)	(25,402)	(2,770)
Class F-2	97,842	10,627	7,705	842	(517,893)	(56,698)	(412,346)	(45,229)
Class F-3	89,385	9,747	5,774	633	(305,963)	(33,528)	(210,804)	(23,148)
Class 529-A	5,285	572	407	45	(18,742)	(2,042)	(13,050)	(1,425)
Class 529-C	245	27	—	—	(983)	(107)	(738)	(80)
Class 529-E	349	38	12	1	(965)	(106)	(604)	(67)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,789	195	105	12	(3,017)	(329)	(1,123)	(122)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,657	184	2	— †	(2,054)	(226)	(395)	(42)
Class R-2	3,772	420	61	7	(6,332)	(706)	(2,499)	(279)
Class R-2E	581	63	9	1	(1,238)	(135)	(648)	(71)
Class R-3	7,202	788	125	14	(7,849)	(862)	(522)	(60)
Class R-4	7,420	811	406	44	(23,074)	(2,522)	(15,248)	(1,667)
Class R-5E	8,549	936	267	29	(9,839)	(1,073)	(1,023)	(108)
Class R-5	1,791	194	96	11	(4,042)	(439)	(2,155)	(234)
Class R-6	1,750,674	190,363	132,912	14,510	(950,216)	(103,401)	933,370	101,472
Total net increase (decrease)	$2,029,783	220,762	$158,683	17,335	$(2,437,378)	(266,081)	$(248,912)	(27,984)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $507,846,000 and $544,491,000, respectively, during the six months ended May 31, 2025.
11. Ownership concentration

At May 31, 2025, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2025 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 19%, 22% and 18%, respectively. CRMC is the investment adviser to the three target date retirement funds.

27	American Funds Inflation Linked Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
5/31/2025[5,6]	$9.42	$.15	$.05	$.20	$(.17 )	$—	$(.17 )	$9.45	2.16%[7]	$890	.64%[8]	.64%[8]	3.20%[8]
11/30/2024	8.98	.23	.28	.51	(.07 )	—	(.07 )	9.42	5.71	950.69		.69	2.47
11/30/2023	9.72	.31	(.49 )	(.18 )	(.56 )	—	(.56 )	8.98	(1.92)	1,371.69		.69	3.42
11/30/2022	11.29	.65	(1.85)	(1.20)	(.37 )	—	(.37 )	9.72	(11.00)	2,103.67		.67	6.33
11/30/2021	11.19	.40	.11	.51	(.22 )	(.19 )	(.41 )	11.29	4.68	2,175.68		.68	3.60
11/30/2020	9.89	.13	1.26	1.39	(.09 )	—	(.09 )	11.19	14.22	1,050.70		.70	1.23
Class C:
5/31/2025[5,6]	9.29	.11	.06	.17	(.08 )	—	(.08 )	9.38	1.83 [7]	21	1.41 [8]	1.41 [8]	2.35 [8]
11/30/2024	8.85	.15	.29	.44	—	—	—	9.29	4.97	27	1.40	1.40	1.70
11/30/2023	9.57	.24	(.48 )	(.24 )	(.48 )	—	(.48 )	8.85	(2.63)	47	1.39	1.39	2.69
11/30/2022	11.15	.58	(1.83)	(1.25)	(.33 )	—	(.33 )	9.57	(11.56)	83	1.37	1.37	5.67
11/30/2021	11.08	.34	.08	.42	(.16 )	(.19 )	(.35 )	11.15	3.92	99	1.37	1.37	3.09
11/30/2020	9.78	.05	1.26	1.31	(.01 )	—	(.01 )	11.08	13.44	18	1.40	1.40	.47
Class T:
5/31/2025[5,6]	9.44	.16	.05	.21	(.20 )	—	(.20 )	9.45	2.32 [7,9]	— [10]	.40 [8,9]	.40 [8,9]	3.47 [8,9]
11/30/2024	9.02	.27	.26	.53	(.11 )	—	(.11 )	9.44	5.95 [9]	— [10]	.39 [9]	.39 [9]	2.89 [9]
11/30/2023	9.76	.35	(.49 )	(.14 )	(.60 )	—	(.60 )	9.02	(1.53)[9]	— [10]	.32 [9]	.32 [9]	3.85 [9]
11/30/2022	11.32	.68	(1.86)	(1.18)	(.38 )	—	(.38 )	9.76	(10.74)[9]	— [10]	.36 [9]	.36 [9]	6.53 [9]
11/30/2021	11.21	.41	.13	.54	(.24 )	(.19 )	(.43 )	11.32	4.97 [9]	— [10]	.40 [9]	.40 [9]	3.76 [9]
11/30/2020	9.90	.15	1.28	1.43	(.12 )	—	(.12 )	11.21	14.51 [9]	— [10]	.41 [9]	.41 [9]	1.44 [9]
Class F-1:
5/31/2025[5,6]	9.44	.15	.06	.21	(.17 )	—	(.17 )	9.48	2.25 [7]	30	.67 [8]	.67 [8]	3.14 [8]
11/30/2024	8.99	.22	.29	.51	(.06 )	—	(.06 )	9.44	5.63	34.67		.67	2.44
11/30/2023	9.72	.31	(.49 )	(.18 )	(.55 )	—	(.55 )	8.99	(1.84)	57.67		.67	3.38
11/30/2022	11.28	.65	(1.85)	(1.20)	(.36 )	—	(.36 )	9.72	(10.96)	120.68		.68	6.23
11/30/2021	11.21	.40	.09	.49	(.23 )	(.19 )	(.42 )	11.28	4.54	262.67		.67	3.67
11/30/2020	9.89	.18	1.23	1.41	(.09 )	—	(.09 )	11.21	14.26	134.67		.67	1.67
Class F-2:
5/31/2025[5,6]	9.48	.16	.06	.22	(.20 )	—	(.20 )	9.50	2.24 [7]	301	.40 [8]	.40 [8]	3.44 [8]
11/30/2024	9.05	.24	.29	.53	(.10 )	—	(.10 )	9.48	6.04	324.40		.40	2.60
11/30/2023	9.79	.34	(.49 )	(.15 )	(.59 )	—	(.59 )	9.05	(1.60)	718.40		.40	3.70
11/30/2022	11.36	.69	(1.87)	(1.18)	(.39 )	—	(.39 )	9.79	(10.76)	1,252.40		.40	6.61
11/30/2021	11.26	.44	.10	.54	(.25 )	(.19 )	(.44 )	11.36	4.90	1,666.40		.40	3.96
11/30/2020	9.94	.17	1.27	1.44	(.12 )	—	(.12 )	11.26	14.54	788.41		.41	1.55
Class F-3:
5/31/2025[5,6]	9.46	.16	.06	.22	(.21 )	—	(.21 )	9.47	2.32 [7]	272	.29 [8]	.29 [8]	3.54 [8]
11/30/2024	9.03	.26	.28	.54	(.11 )	—	(.11 )	9.46	6.19	295.29		.29	2.83
11/30/2023	9.78	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	9.03	(1.56)	490.29		.29	3.79
11/30/2022	11.34	.70	(1.87)	(1.17)	(.39 )	—	(.39 )	9.78	(10.62)	868.30		.29	6.72
11/30/2021	11.24	.46	.08	.54	(.25 )	(.19 )	(.44 )	11.34	4.98	1,000.31		.31	4.13
11/30/2020	9.93	.17	1.27	1.44	(.13 )	—	(.13 )	11.24	14.69	356.33		.32	1.64
Class 529-A:
5/31/2025[5,6]	9.42	.15	.05	.20	(.17 )	—	(.17 )	9.45	2.21 [7]	40	.68 [8]	.68 [8]	3.20 [8]
11/30/2024	8.98	.23	.28	.51	(.07 )	—	(.07 )	9.42	5.63	40.68		.68	2.54
11/30/2023	9.73	.32	(.50 )	(.18 )	(.57 )	—	(.57 )	8.98	(1.86)	51.67		.67	3.47
11/30/2022	11.29	.65	(1.85)	(1.20)	(.36 )	—	(.36 )	9.73	(10.93)	77.65		.65	6.31
11/30/2021	11.19	.40	.10	.50	(.21 )	(.19 )	(.40 )	11.29	4.63	73.67		.67	3.60
11/30/2020	9.89	.13	1.26	1.39	(.09 )	—	(.09 )	11.19	14.10	42.73		.73	1.20
Refer to the end of the table(s) for footnote(s).

American Funds Inflation Linked Bond Fund	28

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
5/31/2025[5,6]	$9.36	$.11	$.06	$.17	$(.07 )	$—	$(.07 )	$9.46	1.77%[7]	$1	1.44%[8]	1.44%[8]	2.38%[8]
11/30/2024	8.93	.17	.26	.43	—	—	—	9.36	4.93	1	1.44	1.44	1.82
11/30/2023	9.66	.24	(.49 )	(.25 )	(.48 )	—	(.48 )	8.93	(2.60)	2	1.44	1.44	2.67
11/30/2022	11.23	.57	(1.84)	(1.27)	(.30 )	—	(.30 )	9.66	(11.68)	3	1.42	1.42	5.61
11/30/2021	11.08	.32	.11	.43	(.09 )	(.19 )	(.28 )	11.23	3.84	3	1.41	1.41	2.87
11/30/2020	9.79	.01	1.30	1.31	(.02 )	—	(.02 )	11.08	13.40	2	1.41	1.41	.14
Class 529-E:
5/31/2025[5,6]	9.35	.14	.06	.20	(.15 )	—	(.15 )	9.40	2.06 [7]	2	.90 [8]	.90 [8]	2.94 [8]
11/30/2024	8.91	.21	.28	.49	(.05 )	—	(.05 )	9.35	5.59	2.89		.89	2.33
11/30/2023	9.66	.29	(.50 )	(.21 )	(.54 )	—	(.54 )	8.91	(2.12)	2.89		.89	3.25
11/30/2022	11.21	.62	(1.83)	(1.21)	(.34 )	—	(.34 )	9.66	(11.23)	4.88		.88	6.02
11/30/2021	11.13	.36	.12	.48	(.21 )	(.19 )	(.40 )	11.21	4.41	3.89		.89	3.32
11/30/2020	9.84	.11	1.26	1.37	(.08 )	—	(.08 )	11.13	13.96	2.91		.91	1.04
Class 529-T:
5/31/2025[5,6]	9.43	.16	.06	.22	(.20 )	—	(.20 )	9.45	2.27 [7,9]	— [10]	.45 [8,9]	.45 [8,9]	3.43 [8,9]
11/30/2024	9.01	.26	.26	.52	(.10 )	—	(.10 )	9.43	5.98 [9]	— [10]	.45 [9]	.45 [9]	2.82 [9]
11/30/2023	9.76	.34	(.50 )	(.16 )	(.59 )	—	(.59 )	9.01	(1.59)[9]	— [10]	.41 [9]	.41 [9]	3.75 [9]
11/30/2022	11.31	.67	(1.84)	(1.17)	(.38 )	—	(.38 )	9.76	(10.79)[9]	— [10]	.42 [9]	.42 [9]	6.48 [9]
11/30/2021	11.21	.41	.11	.52	(.23 )	(.19 )	(.42 )	11.31	4.83 [9]	— [10]	.45 [9]	.45 [9]	3.72 [9]
11/30/2020	9.90	.15	1.27	1.42	(.11 )	—	(.11 )	11.21	14.55 [9]	— [10]	.48 [9]	.48 [9]	1.37 [9]
Class 529-F-1:
5/31/2025[5,6]	9.46	.16	.05	.21	(.19 )	—	(.19 )	9.48	2.34 [7,9]	— [10]	.48 [8,9]	.48 [8,9]	3.39 [8,9]
11/30/2024	9.03	.26	.27	.53	(.10 )	—	(.10 )	9.46	5.89 [9]	— [10]	.48 [9]	.48 [9]	2.79 [9]
11/30/2023	9.78	.34	(.51 )	(.17 )	(.58 )	—	(.58 )	9.03	(1.78)[9]	— [10]	.48 [9]	.48 [9]	3.68 [9]
11/30/2022	11.34	.66	(1.84)	(1.18)	(.38 )	—	(.38 )	9.78	(10.78)[9]	— [10]	.49 [9]	.49 [9]	6.41 [9]
11/30/2021	11.24	.41	.12	.53	(.24 )	(.19 )	(.43 )	11.34	4.81 [9]	— [10]	.47 [9]	.47 [9]	3.71 [9]
11/30/2020	9.92	.15	1.28	1.43	(.11 )	—	(.11 )	11.24	14.49 [9]	— [10]	.46 [9]	.46 [9]	1.42 [9]
Class 529-F-2:
5/31/2025[5,6]	9.43	.16	.05	.21	(.20 )	—	(.20 )	9.44	2.33 [7]	9	.40 [8]	.40 [8]	3.49 [8]
11/30/2024	9.00	.26	.28	.54	(.11 )	—	(.11 )	9.43	6.01	8.40		.40	2.83
11/30/2023	9.75	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	9.00	(1.66)	9.38		.38	3.79
11/30/2022	11.30	.67	(1.84)	(1.17)	(.38 )	—	(.38 )	9.75	(10.67)	11.39		.39	6.52
11/30/2021	11.20	.42	.11	.53	(.24 )	(.19 )	(.43 )	11.30	4.86	9.42		.42	3.85
11/30/2020[5,11]	11.03	.01	.16	.17	—	—	—	11.20	1.54 [7]	7	.04 [7]	.04 [7]	.11 [7]
Class 529-F-3:
5/31/2025[5,6]	9.42	.16	.06	.22	(.21 )	—	(.21 )	9.43	2.29 [7]	— [10]	.34 [8]	.34 [8]	3.56 [8]
11/30/2024	8.99	.27	.27	.54	(.11 )	—	(.11 )	9.42	6.16	— [10]	.34	.34	2.94
11/30/2023	9.74	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	8.99	(1.65)	— [10]	.36	.36	3.81
11/30/2022	11.29	.67	(1.83)	(1.16)	(.39 )	—	(.39 )	9.74	(10.66)	— [10]	.36	.36	6.53
11/30/2021	11.20	.42	.11	.53	(.25 )	(.19 )	(.44 )	11.29	4.91	— [10]	.41	.37	3.80
11/30/2020[5,11]	11.03	.01	.16	.17	—	—	—	11.20	1.54 [7]	— [10]	.05 [7]	.03 [7]	.12 [7]
Class R-1:
5/31/2025[5,6]	9.26	.12	.04	.16	(.11 )	—	(.11 )	9.31	1.87 [7]	4	1.39 [8]	1.39 [8]	2.52 [8]
11/30/2024	8.83	.17	.27	.44	(.01 )	—	(.01 )	9.26	4.93	4	1.41	1.41	1.83
11/30/2023	9.57	.25	(.49 )	(.24 )	(.50 )	—	(.50 )	8.83	(2.54)	4	1.40	1.40	2.77
11/30/2022	11.10	.57	(1.82)	(1.25)	(.28 )	—	(.28 )	9.57	(11.66)	5	1.41	1.41	5.62
11/30/2021	11.11	.30	.11	.41	(.23 )	(.19 )	(.42 )	11.10	3.81	4	1.46	1.46	2.76
11/30/2020	9.80	.05	1.27	1.32	(.01 )	—	(.01 )	11.11	13.44	3	1.40	1.40	.54
Refer to the end of the table(s) for footnote(s).

29	American Funds Inflation Linked Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
5/31/2025[5,6]	$9.19	$.09	$.08	$.17	$(.11 )	$—	$(.11 )	$9.25	1.88%[7]	$11	1.37%[8]	1.37%[8]	1.98%[8]
11/30/2024	8.78	.17	.27	.44	(.03 )	—	(.03 )	9.19	5.03	16	1.36	1.36	1.86
11/30/2023	9.52	.25	(.49 )	(.24 )	(.50 )	—	(.50 )	8.78	(2.64)	18	1.35	1.35	2.85
11/30/2022	11.06	.57	(1.82)	(1.25)	(.29 )	—	(.29 )	9.52	(11.56)	13	1.36	1.35	5.64
11/30/2021	10.99	.31	.11	.42	(.16 )	(.19 )	(.35 )	11.06	3.89	13	1.36	1.36	2.83
11/30/2020	9.72	.06	1.24	1.30	(.03 )	—	(.03 )	10.99	13.46	10	1.40	1.40	.56
Class R-2E:
5/31/2025[5,6]	9.38	.17	.01	.18	(.13 )	—	(.13 )	9.43	1.98 [7]	2	1.09 [8]	1.09 [8]	3.61 [8]
11/30/2024	8.94	.19	.28	.47	(.03 )	—	(.03 )	9.38	5.28	2	1.10	1.10	2.11
11/30/2023	9.68	.28	(.50 )	(.22 )	(.52 )	—	(.52 )	8.94	(2.29)	3	1.10	1.10	3.12
11/30/2022	11.23	.61	(1.84)	(1.23)	(.32 )	—	(.32 )	9.68	(11.36)	3	1.11	1.11	5.96
11/30/2021	11.13	.37	.09	.46	(.17 )	(.19 )	(.36 )	11.23	4.11	2	1.11	1.11	3.38
11/30/2020	9.85	.07	1.27	1.34	(.06 )	—	(.06 )	11.13	13.71	2	1.17	1.16	.70
Class R-3:
5/31/2025[5,6]	9.32	.14	.04	.18	(.15 )	—	(.15 )	9.35	2.01 [7]	26	.93 [8]	.93 [8]	3.06 [8]
11/30/2024	8.89	.21	.27	.48	(.05 )	—	(.05 )	9.32	5.41	23.94		.94	2.31
11/30/2023	9.62	.29	(.48 )	(.19 )	(.54 )	—	(.54 )	8.89	(2.10)	23.94		.94	3.20
11/30/2022	11.17	.62	(1.84)	(1.22)	(.33 )	—	(.33 )	9.62	(11.20)	28.94		.94	6.05
11/30/2021	11.10	.37	.09	.46	(.20 )	(.19 )	(.39 )	11.17	4.27	28.95		.95	3.35
11/30/2020	9.81	.10	1.27	1.37	(.08 )	—	(.08 )	11.10	13.90	18.97		.97	.97
Class R-4:
5/31/2025[5,6]	9.41	.15	.05	.20	(.17 )	—	(.17 )	9.44	2.23 [7]	34	.64 [8]	.64 [8]	3.21 [8]
11/30/2024	8.98	.23	.28	.51	(.08 )	—	(.08 )	9.41	5.72	33.64		.64	2.46
11/30/2023	9.72	.32	(.49 )	(.17 )	(.57 )	—	(.57 )	8.98	(1.87)	46.64		.64	3.50
11/30/2022	11.28	.65	(1.84)	(1.19)	(.37 )	—	(.37 )	9.72	(10.92)	56.65		.65	6.28
11/30/2021	11.19	.44	.06	.50	(.22 )	(.19 )	(.41 )	11.28	4.63	64.65		.64	4.03
11/30/2020	9.89	.13	1.27	1.40	(.10 )	—	(.10 )	11.19	14.33	15.66		.66	1.26
Class R-5E:
5/31/2025[5,6]	9.44	.16	.05	.21	(.20 )	—	(.20 )	9.45	2.27 [7]	25	.44 [8]	.44 [8]	3.43 [8]
11/30/2024	9.00	.26	.28	.54	(.10 )	—	(.10 )	9.44	5.93	24.44		.44	2.82
11/30/2023	9.76	.34	(.51 )	(.17 )	(.59 )	—	(.59 )	9.00	(1.60)	24.45		.45	3.74
11/30/2022	11.31	.68	(1.85)	(1.17)	(.38 )	—	(.38 )	9.76	(10.76)	29.44		.44	6.63
11/30/2021	11.22	.45	.07	.52	(.24 )	(.19 )	(.43 )	11.31	4.77	17.45		.45	4.07
11/30/2020	9.91	.15	1.28	1.43	(.12 )	—	(.12 )	11.22	14.51	8.45		.45	1.38
Class R-5:
5/31/2025[5,6]	9.49	.17	.05	.22	(.21 )	—	(.21 )	9.50	2.36 [7]	6	.34 [8]	.34 [8]	3.66 [8]
11/30/2024	9.05	.27	.28	.55	(.11 )	—	(.11 )	9.49	6.12	6.34		.34	2.97
11/30/2023	9.80	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	9.05	(1.63)	8.34		.34	3.81
11/30/2022	11.36	.69	(1.86)	(1.17)	(.39 )	—	(.39 )	9.80	(10.65)	10.35		.35	6.58
11/30/2021	11.26	.44	.10	.54	(.25 )	(.19 )	(.44 )	11.36	4.93	14.36		.36	3.96
11/30/2020	9.95	.18	1.26	1.44	(.13 )	—	(.13 )	11.26	14.62	8.36		.36	1.68
Class R-6:
5/31/2025[5,6]	9.50	.17	.05	.22	(.21 )	—	(.21 )	9.51	4.84 [7]	11,725	.29 [8]	.29 [8]	3.57 [8]
11/30/2024	9.06	.28	.28	.56	(.12 )	—	(.12 )	9.50	6.07	11,760.29		.29	3.01
11/30/2023	9.82	.36	(.52 )	(.16 )	(.60 )	—	(.60 )	9.06	(1.45)	10,301.29		.29	3.89
11/30/2022	11.38	.67	(1.84)	(1.17)	(.39 )	—	(.39 )	9.82	(10.68)	9,173.30		.29	6.52
11/30/2021	11.27	.44	.11	.55	(.25 )	(.19 )	(.44 )	11.38	5.05	7,805.31		.31	3.99
11/30/2020	9.96	.17	1.27	1.44	(.13 )	—	(.13 )	11.27	14.66	5,933.32		.32	1.57
Refer to the end of the table(s) for footnote(s).

American Funds Inflation Linked Bond Fund	30

Financial highlights (continued)

	Six months ended May 31, 2025[5,6,7]	Year ended November 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[12]	6%	23%	8%	42%	29%	114%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

31	American Funds Inflation Linked Bond Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Inflation Linked Bond Fund	32

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

33	American Funds Inflation Linked Bond Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Inflation Linked Bond Fund	34

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Inflation Linked Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: July 31, 2025